Schedule of Accounts Payable and Other Current Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Accounts payable	$ 344	$ 309
Accrued payroll and related	210	198
Accrued sales and use taxes	193	148
Public liability and property damage insurance liabilities - current	136	132
Income taxes payable - current	87	60
Accrued Sales Commission, Current	77	67
Advertising and marketing	75	82
Interest Payable, Current	63	66
Taxes Payable, Current	13	58
Other	281	301
Accounts payable and other current liabilities	$ 1,479	$ 1,421